Leuthold Select Industries Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.17%
Air Freight & Logistics - 1.99%
Air Transport Services Group, Inc. (a)	1,523	$35,379
Atlas Air Worldwide Holdings, Inc. (a)	961	65,454
FedEx Corp.	238	71,003
Hub Group, Inc. - Class A (a)	852	56,215
		228,051
Capital Markets - 8.82%
Evercore, Inc. - Class A	925	130,212
The Goldman Sachs Group, Inc.	653	247,833
Jefferies Financial Group, Inc.	1,841	62,962
Morgan Stanley	2,355	215,930
Raymond James Financial, Inc.	877	113,922
Stifel Financial Corp.	1,712	111,041
UBS Group AG (b)	8,392	128,733
		1,010,633
Construction & Engineering - 1.53%
Comfort Systems USA, Inc.	895	70,517
MasTec, Inc. (a)	988	104,827
		175,344
Consumer Finance - 3.30%
Ally Financial, Inc.	1,743	86,871
Capital One Financial Corp.	872	134,890
OneMain Holdings, Inc.	1,383	82,855
Santander Consumer USA Holdings, Inc.	2,018	73,294
		377,910
Containers & Packaging - 6.51%
Amcor PLC (b)	7,750	88,815
Berry Global Group, Inc. (a)	841	54,850
Graphic Packaging Holding Co.	5,797	105,158
International Paper Co.	1,839	112,749
O-I Glass, Inc. (a)	2,977	48,614
Sealed Air Corp.	2,047	121,285
Sonoco Products Co.	1,565	104,698
Westrock Co.	2,076	110,485
		746,654
Distributors - 0.92%
LKQ Corp. (a)	2,148	105,725

Diversified Telecommunication Services - 0.94%
Verizon Communications, Inc.	1,928	108,026

Electronic Equipment, Instruments & Components - 2.45%
Arrow Electronics, Inc. (a)	514	58,509
Insight Enterprises, Inc. (a)	959	95,909
SYNNEX Corp.	1,035	126,022
		280,440
Health Care Providers & Services - 11.71%
Anthem, Inc.	219	$83,614
Centene Corp. (a)	1,915	139,661
Cigna Corp.	325	77,048
CVS Health Corp.	968	80,770
Encompass Health Corp.	1,226	95,665
Fresenius Medical Care AG & Co. KGaA - ADR	1,166	48,471
HCA Healthcare, Inc.	1,035	213,976
Humana, Inc.	314	139,014
Laboratory Corp. of America Holdings (a)	274	75,583
Premier, Inc.	1,088	37,851
Quest Diagnostics, Inc.	423	55,823
UnitedHealth Group, Inc.	563	225,448
Universal Health Services, Inc. - Class B	478	69,993
		1,342,917
Household Durables - 7.82%
D.R. Horton, Inc.	1,785	161,310
KB Home	1,326	53,995
La-Z-Boy, Inc.	1,315	48,708
Lennar Corp. - Class A	1,068	106,106
Meritage Homes Corp. (a)	762	71,689
Mohawk Industries, Inc. (a)	459	88,215
PulteGroup, Inc.	2,704	147,557
Sony Group Corp. - ADR	523	50,846
Toll Brothers, Inc.	1,641	94,866
Whirlpool Corp.	338	73,691
		896,983
Insurance - 5.76%
Aflac, Inc.	2,048	109,896
American Equity Investment Life Holding Co.	2,726	88,104
Athene Holding, Ltd. (a)(b)	1,627	109,822
CNO Financial Group, Inc.	3,027	71,498
Manulife Financial Corp. (b)	5,051	99,505
MetLife, Inc.	1,723	103,122
Unum Group (a)	2,761	78,412
		660,359
Interactive Media & Services - 4.40%
Alphabet, Inc. - Class A (a)	145	354,060
Facebook, Inc. - Class A (a)	431	149,863
		503,923
IT Services - 3.98%
Concentrix Corp. (a)	1,035	166,428
Mastercard, Inc. - Class A	429	156,624
Visa, Inc. - Class A	569	133,043
		456,095
Media - 0.95%
Comcast Corp. - Class A	1,910	108,908

Metals & Mining - 0.55%
ArcelorMittal SA - NYRS	2,049	63,642

Multiline Retail - 6.85%
Dollar General Corp.	1,042	225,479
Dollar Tree, Inc. (a)	928	92,336
Target Corp.	1,934	467,525
		785,340
Paper & Forest Products - 0.62%
Louisiana-Pacific Corp.	1,180	71,142

Professional Services - 4.44%
ASGN, Inc. (a)	1,063	$103,037
Insperity, Inc.	833	75,278
Korn Ferry	1,161	84,230
ManpowerGroup, Inc.	770	91,561
Robert Half International, Inc.	1,244	110,679
TriNet Group, Inc. (a)	609	44,140
		508,925
Semiconductors & Semiconductor Equipment - 10.21%
Applied Materials, Inc.	2,039	290,353
KLA Corp.	420	136,168
Lam Research Corp.	598	389,119
MKS Instruments, Inc.	775	137,911
SolarEdge Technologies, Inc. (a)(b)	783	216,398
		1,169,949
Software - 4.56%
Adobe, Inc. (a)	245	143,482
Microsoft Corp.	1,401	379,531
		523,013
Specialty Retail - 4.09%
AutoNation, Inc. (a)	749	71,013
Best Buy Co., Inc.	538	61,859
Group 1 Automotive, Inc.	347	53,587
The Home Depot, Inc.	237	75,577
Penske Automotive Group, Inc.	879	66,356
Rent-A-Center Inc.	1,165	61,827
Williams-Sonoma, Inc.	490	78,228
		468,447
Technology Hardware, Storage & Peripherals - 3.04%
Apple, Inc.	1,226	167,913
Dell Technologies, Inc. - Class C (a)	608	60,599
HP, Inc.	1,980	59,776
Logitech International SA (b)	495	59,856
		348,144
Thrifts & Mortgage Finance - 0.85%
Flagstar Bancorp, Inc.	1,243	52,541
PennyMac Financial Services, Inc.	733	45,241
		97,782
Trading Companies & Distributors - 2.32%
MSC Industrial Direct Co., Inc. - Class A	426	38,225
Triton International, Ltd. (b)	839	43,913
United Rentals, Inc. (a)	389	124,095
WESCO International, Inc. (a)	576	59,224
		265,457
Wireless Telecommunication Services - 0.56%
T-Mobile US, Inc. (a)	442	64,015
TOTAL COMMON STOCKS (Cost $6,523,233)		$11,367,824

SHORT-TERM INVESTMENTS - 1.06%
Money Market Funds - 1.06%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)	121,925	$121,925
TOTAL SHORT-TERM INVESTMENTS (Cost $121,925)	121,925	$121,925

Total Investments (Cost $6,645,158) - 100.23%		$11,489,749
Liabilities in Excess of Other Assets - (0.23)%		(26,149)
TOTAL NET ASSETS - 100.00%		$11,463,600

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$11,367,824	$–	$–	$11,367,824
Money Market Funds	121,925	–	–	121,925
Total Investments in Securities	$11,489,749	$–	$–	$11,489,749

The Fund did not invest in any Level 3 securities during the period.